Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax	¥ 140,706	¥ 75,458	¥ 112,440
Deferred income tax	6,863	(10,940)	(14,797)
Income Tax Expense (Benefit)	¥ 147,569	¥ 64,518	¥ 97,643